INCOME TAXES (Details Narrative) - USD ($)	12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017
Income Tax Disclosure [Abstract]
Valuation allowance increase	$ 2,696,633	$ 732,562
Net operating loss carryforwards	$ 34,000,000
Percent of net operating loss expire from 2032 to 2037	95.00%
Percent of NOLs allowable deduction against future taxable income	100.00%